Segment Information (Premiums, Universal Life and Investment-Type Policy Fees and Other Revenues by Major Product Groups) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 50,035	$ 51,043	$ 49,045
Life insurance (1)
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	23,037	23,483	23,189
Accident & health insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	13,090	13,336	13,214
Annuities
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	9,653	9,984	8,987
Property & casualty insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	3,504	3,524	3,270
Non-insurance
Segment Reporting Information [Line Items]
Total premiums, universal life and investment-type product policy fees and other revenues	$ 751	$ 716	$ 385